ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Third Parties
Total third-parties, net	¥ 30,813,885	$ 4,340,045	¥ 27,453,415
Third parties
Third Parties
Trade Accounts receivable	31,553,107	4,444,162	27,606,257
Allowance for credit losses	(739,222)	(104,117)	(152,842)
Total third-parties, net	30,813,885	4,340,045	27,453,415
Third Parties- long-term
Trade Accounts receivable	1,307,791	184,199	842,607
Allowance for credit losses	(1,307,791)	(184,199)	(842,607)
Total third-parties, net	¥ 0	$ 0	¥ 0